Consolidated Statements of Changes in Shareholders' Equity CAD in Thousands	CAD shares	Issued capital Class A Voting Shares CAD shares	Issued capital Class B Non-Voting Shares CAD shares	Retained earnings CAD	Available- for-sale financial assets reserve CAD	Hedging reserve CAD	Equity investment hedging reserve CAD
Shareholders' equity, beginning balance at Dec. 31, 2015	CAD 5,636,000	CAD 72,000	CAD 402,000	CAD 4,474,000	CAD 598,000	CAD 57,000	CAD 33,000
Number of shares, beginning balance at Dec. 31, 2015 | shares		112,439,000	402,308,000
Net income for the year	835,000			835,000
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(74,000)			(74,000)
Available-for-sale investments, net of tax	44,000				44,000
Derivative instruments accounted for as hedges, net of tax	(164,000)					(164,000)
Share of equity-accounted investments, net of tax	(23,000)						(23,000)
Other comprehensive income (loss) for the year	(217,000)			(74,000)	44,000	(164,000)	(23,000)
Comprehensive income for the year	618,000			761,000	44,000	(164,000)	(23,000)
Transactions with shareholders recorded directly in equity:
Dividends declared	(988,000)			(988,000)
Shares issued on exercise of stock options	CAD 0	CAD 0	CAD 0
Shares issued on exercise of stock options (in shares) | shares	1,811,727	(27,000)	27,000
Share class exchange	CAD 3,000		CAD 3,000
Share class exchange (in shares) | shares			61,000
Total transactions with shareholders	(985,000)	CAD 0	CAD 3,000	(988,000)
Total transactions with shareholders (in shares) | shares		(27,000)	88,000
Shareholders' equity, ending balance at Dec. 31, 2016	5,269,000	CAD 72,000	CAD 405,000	4,247,000	642,000	(107,000)	10,000
Number of shares, ending balance at Dec. 31, 2016 | shares		112,412,000	402,396,000
Net income for the year	1,711,000			1,711,000
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(45,000)			(45,000)
Available-for-sale investments, net of tax	371,000				371,000
Derivative instruments accounted for as hedges, net of tax	44,000					44,000
Share of equity-accounted investments, net of tax	(15,000)						(15,000)
Other comprehensive income (loss) for the year	355,000			(45,000)	371,000	44,000	(15,000)
Comprehensive income for the year	2,066,000			1,666,000	371,000	44,000	(15,000)
Transactions with shareholders recorded directly in equity:
Dividends declared	(988,000)			(988,000)
Shares issued on exercise of stock options	CAD 0		CAD 0
Shares issued on exercise of stock options (in shares) | shares	1,603,557		2,000
Share class exchange	CAD 0	CAD 0	CAD 0
Share class exchange (in shares) | shares		(5,000)	5,000
Total transactions with shareholders	(988,000)	CAD 0	CAD 0	(988,000)
Total transactions with shareholders (in shares) | shares		(5,000)	7,000
Shareholders' equity, ending balance at Dec. 31, 2017	CAD 6,347,000	CAD 72,000	CAD 405,000	CAD 4,925,000	CAD 1,013,000	CAD (63,000)	CAD (5,000)
Number of shares, ending balance at Dec. 31, 2017 | shares		112,407,000	402,403,000